SHORT-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK LOAN
15.	SHORT-TERM BANK LOAN

Short-term bank loan, amounting to $1,587 as of December 31, 2011, was borrowed from a PRC bank with the guarantee provided by Shanghai Xuhui Financing & Guaranty Co., Ltd. and the pledge deposit of a term $1,587 which was recorded as restricted cash in the consolidated balance sheet. The loan had a monthly interest rate of 5.4667‰ and will be due in September 2012. The interest may be eligible for reimbursement by the local government as part of government subsidies to support the Group’s business.

Short-term bank loan, amounting to $3,020 as of December 31, 2010, was borrowed from a PRC bank with the guarantee provided by Shanghai Xuhui Guaranty Co., Ltd. and the pledge deposit of a term $679 which was recorded as restricted cash in the consolidated balance sheet. The loan had an annual interest rate of 5.31% and was fully repaid as of December 31, 2011. The interest was reimbursed by the local government in 2011 as part of government subsidies to support the Group’s business.